COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
Schedule of changes in AOCI attributable to Enbridge common shareholders

					Pension and
		Net	Cumulative		OPEB
	Cash Flow	Investment	Translation	Equity	Amortization
	Hedges	Hedges	Adjustment	Investees	Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2016	(688)	(795)	3,365	37	(287)	1,632
Other comprehensive income/(loss) retained in AOCI	(216)	171	(665)	(5)	(45)	(760)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts1	147	-	-	-	-	147
Commodity contracts2	(11)	-	-	-	-	(11)
Foreign exchange contracts3	1	-	-	-	-	1
Other contracts4	(18)	-	-	-	-	(18)
Amortization of pension and OPEB actuarial loss prior service costs5	-	-	-	-	21	21

	(97)	171	(665)	(5)	(24)	(620)
Tax impact
Income tax on amounts retained in AOCI	91	(5)	-	5	11	102
Income tax on amounts reclassified to earnings	(52)	-	-	-	(4)	(56)

	39	(5)	-	5	7	46

Balance at December 31, 2016	(746)	(629)	2,700	37	(304)	1,058

					Pension and
		Net	Cumulative		OPEB
	Cash Flow	Investment	Translation	Equity	Amortization
	Hedges	Hedges	Adjustment	Investees	Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2015	(488)	108	309	(5)	(359)	(435)
Other comprehensive income/(loss) retained in AOCI	73	(952)	3,056	47	65	2,289
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts1	(34)	-	-	-	-	(34)
Commodity contracts2	(11)	-	-	-	-	(11)
Foreign exchange contracts3	7	-	-	-	-	7
Other contracts4	26	-	-	-	-	26
Amortization of pension and OPEB actuarial loss and prior service costs5	-	-	-	-	32	32
Other comprehensive loss reclassified to earnings of derecognized cash flow hedges	(338)	-	-	-	-	(338)

	(277)	(952)	3,056	47	97	1,971
Tax impact
Income tax on amounts retained in AOCI	(29)	49	-	(5)	(14)	1
Income tax on amounts reclassified to earnings	15	-	-	-	(11)	4
Income tax on amounts reclassified to earnings of derecognized cash flow hedges	91	-	-	-	-	91

	77	49	-	(5)	(25)	96

Balance at December 31, 2015	(688)	(795)	3,365	37	(287)	1,632

					Pension and
		Net	Cumulative		OPEB
	Cash Flow	Investment	Translation	Equity	Amortization
	Hedges	Hedges	Adjustment	Investees	Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2014	(1)	378	(778)	(15)	(183)	(599)
Other comprehensive income/(loss) retained in AOCI	(857)	(301)	1,087	10	(265)	(326)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts1	201	-	-	-	-	201
Commodity contracts2	(2)	-	-	-	-	(2)
Foreign exchange contracts3	8	-	-	-	-	8
Other contracts4	(23)	-	-	-	-	(23)
Amortization of pension and OPEB actuarial loss and prior service costs5	-	-	-	-	18	18

	(673)	(301)	1,087	10	(247)	(124)
Tax impact
Income tax on amounts retained in AOCI	231	31	-	-	74	336
Income tax on amounts reclassified to earnings	(45)	-	-	-	(3)	(48)

	186	31	-	-	71	288

Balance at December 31, 2014	(488)	108	309	(5)	(359)	(435)

1	Reported within Interest expense in the Consolidated Statements of Earnings.
2	Reported within Commodity costs in the Consolidated Statements of Earnings.
3	Reported within Other income/(expense) in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.
5	These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.